Interest expense, net	12 Months Ended
Dec. 31, 2011
Interest expense, net
6.	Interest expense, net

Interest expense, net consists of the following:

	2011	2010	2009
Interest income
Interest income on bank deposits	$3,058	$1,741	$2,467
Other	43	165	102
	3,101	1,906	2,569
Interest expense
Interest on Senior Notes	15,138	0	0
Interest on all other debt	22,517	35,290	38,158
Payments (receipts) from interest rate swaps	9,107	13,189	8,713
Change in fair value of interest rate swaps	-10,070	5,016	3,824
Interest on preferred equity certificates and shareholder loan	0	280	369
Other	7,004	5,836	6,929
	43,696	59,611	57,993

Interest expense, net	$40,595	$57,705	$55,424

Other interest expense is primarily amortization of deferred financing fees related to the issuances of debt. See note 14- Debt for further information regarding deferred financing fees from the refinancing in the second quarter of 2011 that resulted in the issuance of senior notes, a new revolving credit facility, and the termination of the old senior facilities agreement.